Share Capital - Schedule of Shares Issued and Outstanding (Details) - Shares Issued and Outstanding Capital [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Schedule of Shares Issued and Outstanding [Line Items]
Beginning Balance, Number of shares (in Shares) | shares	655,095	22,459
Beginning Balance, Capital	$ 63,319,398	$ 51,020,121
Issuance of shares from private placement, Number of shares (in Shares) | shares	73,143	77,775
Issuance of shares from private placement, Capital	$ 320,000	$ 1,396,702
Impact on loss of control of Canmart, Number of shares (in Shares) | shares
Impact on loss of control of Canmart, Capital	$ (3)
Issuance of shares upon exercise of prefunded warrants, Number of shares		542,109
Issuance of shares upon exercise of prefunded warrants, Capital		$ 11,528,116
Cancelled shares, Number of shares (in Shares) | shares		(47,499)
Cancelled shares, Capital		$ (1,445,188)
Share issuance costs, Number of shares (in Shares) | shares
Share issuance costs, Capital		$ (728,056)
Fair value of RSUs redeemed, Number of shares (in Shares) | shares		60,251
Fair value of RSUs redeemed		$ 1,547,703
Ending Balance, Number of shares (in Shares) | shares	728,238	655,095
Ending Balance, Capital	$ 63,639,395	$ 63,319,398